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                            LOOMIS SAYLES FUNDS II

                                                                August 31, 2007

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:Loomis Sayles Funds II (the "Trust")
   (File Nos.: 333-144327 and 811-06421)

Dear Sir or Madam:

   Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectus/proxy statement and Statement of Additional Information do not differ from that contained in the Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 that was filed electronically on August 29, 2007.

   If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

                                                  Very truly yours,

                                                  /s/ John M. DelPrete
                                                  ------------------------------
                                                  John M. DelPrete
                                                  Assistant Secretary